Trade accounts payable	12 Months Ended
Dec. 31, 2018
Trade accounts payable
Trade accounts payable

12.          Trade accounts payable

Trade accounts payable consist of the following:

	December 31,
	2018		2017		2016
Suppliers and contractors	Ps.	155,904	Ps.	200,598	Ps.	212,939
Customer advances		39,877		42,317		39,892
Current portion of financial leases		12,948		6,592		—
Statutory employee profit sharing		8,218		6,475		9,242
	Ps.	216,947	Ps.	255,982	Ps.	262,073